Consolidated Statement Of Income (Loss) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenues:
Electric	$ 4,857	$ 5,226	$ 5,153
Gas	924	1,001	1,116
Total operating revenues	5,781	6,227	6,269
Operating Expenses:
Fuel	714	911	673
Purchased power	780	952	1,122
Gas purchased for resale	472	570	668
Other operations and maintenance	1,514	1,580	1,566
Impairment and other charges		123	64
Depreciation and amortization	667	646	627
Taxes other than income taxes	443	434	424
Total operating expenses	4,590	5,216	5,144
Operating Income	1,191	1,011	1,125
Other Income and Expenses:
Miscellaneous income	70	68	88
Miscellaneous expense	37	23	32
Total other income	33	45	56
Interest Charges	391	387	415
Income Before Income Taxes	833	669	766
Income taxes	309	245	274
Income from Continuing Operations	524	424	492
Income (Loss) from Discontinued Operations, Net of Taxes, (Note 16)	(1,498)	102	(341)
Net Income (Loss)	(974)	526	151
Less: Net Income (Loss) Attributable to Noncontrolling Interests:
Continuing Operations	6	6	9
Discontinued Operations	(6)	1	3
Net Income (Loss) Attributable to Ameren Corporation:
Continuing Operations	518	418	483
Discontinued Operations	(1,492)	101	(344)
Net income (Loss) Attributable to Ameren Corporation	$ (974)	$ 519	$ 139
Earnings (Loss) per Common Share- Basic and Diluted:
Continuing Operations (in dollars per share)	$ 2.13	$ 1.73	$ 2.02
Discontinued Operations (in dollars per share)	$ (6.14)	$ 0.42	$ (1.44)
Net Income (Loss) per Common Share - Basic and Diluted	$ (4.01)	$ 2.15	$ 0.58
Dividends per Common Share	$ 1.600	$ 1.555	$ 1.540
Average Common Shares Outstanding	242.6	241.5	238.8